Share Based Compensation	12 Months Ended
Dec. 31, 2025
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Share Based Compensation
8.	Share Based Compensation

		Years Ended December 31

(in thousands)	Note	2025	2024

Equity settled share based compensation 1

Share purchase options	19.1	$2,653	$2,837

Restricted share units	19.2	3,822	3,866

Cash settled share based compensation

Performance share units	20.1	$26,029	$16,565

Total share based compensation		$32,504	$23,268

1)	Equity settled share based compensation is a non-cash expense.